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                  PROSPECTUS SUPPLEMENT DATED OCTOBER 1, 2003

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

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 THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES,
               DATED MARCH 1, 2003, AS SUPPLEMENTED JUNE 2, 2003

THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS Y SHARES, DATED MARCH 1, 2003, AS
                  SUPPLEMENTED APRIL 11, 2003 AND JUNE 2, 2003

  THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS L, CLASS M, CLASS N, CLASS H, CLASS Z AND CLASS E SHARES, DATED MARCH 1, 2003, AS SUPPLEMENTED JUNE 2, 2003

  THE HARTFORD SMALL CAP, MID CAP & MULTI CAP FUNDS PROSPECTUS DATED MARCH 1,
             2003, AS SUPPLEMENTED MARCH 17, 2003 AND JUNE 2, 2003

THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2003, AS SUPPLEMENTED
                        MARCH 17, 2003 AND JUNE 2, 2003

   THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS DATED MARCH 1, 2003, AS
                  SUPPLEMENTED MARCH 17, 2003 AND JUNE 2, 2003

   THE HARTFORD MUTUAL FUNDS PROSPECTUS COVERING ONLY THE HARTFORD ADVISERS, DIVIDEND AND GROWTH, FOCUS, GROWTH AND INCOME, GROWTH, STOCK AND VALUE FUNDS,
      DATED MARCH 1, 2003, AS SUPPLEMENTED MARCH 17, 2003 AND JUNE 2, 2003

  THE HARTFORD EQUITY INCOME FUND PROSPECTUS FOR CLASS A, CLASS B AND CLASS C
                         SHARES, DATED AUGUST 28, 2003

THE HARTFORD EQUITY INCOME FUND PROSPECTUS FOR CLASS Y SHARES, DATED AUGUST 28,
                                      2003

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The following paragraph is inserted before the first paragraph under the heading
"Opening An Account" in each of the above-referenced Prospectuses:

    "IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases."